Pension and Other Postretirement Benefits	6 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Note 10: Pension and Other Postretirement Benefits
Presented in the table below are the components of net periodic benefit costs:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Components of net periodic pension benefit cost:
Service cost	$4	$4	$7	$7
Interest cost	21	22	41	43
Expected return on plan assets	(23)	(23)	(46)	(45)
Amortization of prior service credit	(1)	(1)	(1)	(2)
Amortization of actuarial loss	4	6	8	11

Net periodic pension benefit cost	$5	$8	$9	$14

Components of net periodic other postretirement benefit credit:
Interest cost	3	3	$6	$6
Expected return on plan assets	(3)	(3)	(6)	(6)
Amortization of prior service credit	(7)	(8)	(13)	(16)

Net periodic other postretirement benefit credit	$(7)	$(8)	$(13)	$(16)

The Company contributed $11 million and $22 million for the funding of its defined benefit pension plans for the three and six months ended June 30, 2026, respectively, and $11 million and $22 million for the funding of its defined benefit pension plans for the three and six months ended June 30, 2025. The Company expects to make additional pension contributions to the plan trusts of $22 million during the remainder of 2026.